Expense Example	Dec. 08, 2025 USD ($)
Sterling Capital National Municipal Bond ETF | Sterling Capital National Municipal Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Sterling Capital Multi-Strategy Income ETF | Sterling Capital Multi-Strategy Income ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Sterling Capital Hedged Equity Premium Income ETF | Sterling Capital Hedged Equity Premium Income ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Sterling Capital Ultra Short Bond ETF | Sterling Capital Ultra Short Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Sterling Capital Short Duration Bond ETF | Sterling Capital Short Duration Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	$ 106